Deferred taxation	12 Months Ended
Dec. 31, 2017
Deferred Tax Assets And Liabilities [Abstract]
Deferred taxation

17 Deferred taxation

	2017	2016
	US$m	US$m
At 1 January - deferred tax asset	(607)	(23)
Adjustment on currency translation	53	58
Charged/(credited) to the income statement	695	(548)
Charged/(credited) to statement of comprehensive income (a)	153	(33)
Disposals	-	(8)
Other movements (b)	(61)	(53)
At 31 December - deferred tax liability/(asset)	233	(607)

Comprising:
– deferred tax liabilities (c) (d)	3,628	3,121
– deferred tax assets (c) (e) (f)	(3,395)	(3,728)

Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as permitted by IAS 12. The closing deferred tax liabilities and assets, prior to this offsetting of balances, are shown below.

	Total	Total
	2017	2016
	US$m	US$m
Deferred tax liabilities arising from:
Capital allowances	5,208	4,937
Unremitted earnings (d)	588	659
Capitalised interest	391	403
Unrealised exchange gains	31	40
Other temporary differences	222	301
	6,440	6,340

Deferred tax assets arising from:
Tax losses (e)	(2,282)	(2,246)
Provisions	(1,731)	(2,040)
Capital allowances	(579)	(883)
Post-retirement benefits	(616)	(888)
Unrealised exchange losses	(317)	(342)
Other temporary differences	(682)	(548)
	(6,207)	(6,947)

Charged/(credited) to the income statement
Unrealised exchange losses	36	156
Tax losses	12	(122)
Provisions	451	(279)
Capital allowances	278	(441)
Tax on unremitted earnings	4	(6)
Post-retirement benefits	149	(6)
Other temporary differences	(235)	150
	695	(548)

(a)

The amounts charged directly to the Statement of comprehensive income include provisions for tax on exchange differences on intragroup loans qualifying for reporting as part of the net investment in subsidiaries, on cash flow hedges and on actuarial gains and losses on pension schemes and on post-retirement healthcare plans.

(b)

“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates and, in 2016, amounts credited directly to the statement of changes in equity relating to the restructure of Coal & Allied Industries Limited.

(c)

The deferred tax liability of US$3,628 million (2016: US$3,121 million) includes US$3,615 million (2016: US$3,109 million) due in more than one year. The deferred tax asset of US$3,395 million (2016: US$3,728 million) includes US$3,386 million (2016: US$3,721 million) receivable in more than one year. All amounts are shown as non-current on the face of the balance sheet as required by IAS 12.

(d)

Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$3,242 million (2016: US$2,523 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$131 million (2016: US$125 million) would be payable.

(e)

There is a limited time period, the shortest of which is six years, for the recovery of US$1,679 million (2016: US$1,309 million) of tax losses and other tax assets which have been recognised as deferred tax assets in the financial statements.

(f)

Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$7,071 million at 31 December 2017 (2016: US$7,170 million). Of this total, US$3,395 million has been recognised as deferred tax assets (2016: US$3,728 million), leaving US$3,676 million (2016: US$3,442 million) unrecognised, as recovery is not considered probable.

Notes to the 2017 financial statements
continued

17 Deferred taxation continued

The recognised amounts do not include deferred tax assets that have been netted off against deferred tax liabilities.

	Recognised		Unrecognised
	2017	2016	2017	2016
At 31 December	US$m	US$m	US$m	US$m
France	-	330	1,163	1,077
Canada	546	470	674	707
US	877	1,239	7	6
Australia	1,055	1,072	257	446
Mongolia (a)	631	441	61	-
Other (b)	286	176	1,514	1,206
Total	3,395	3,728	3,676	3,442

(a)

Deferred tax assets in Mongolia include US$432 million (2016: US$365 million) from tax losses that expire if not recovered against taxable profits within eight years.  Tax losses have been calculated in accordance with the provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws.  Recovery of the recognised deferred tax assets is expected to commence from 2023 based on projected cash flows in the latest life-of-mine plan, which includes delivery of the underground project.  Tax law in Mongolia and its interpretation by the tax authority has been, and is expected to continue to be, subject to change.  Such future changes could have a material impact on the amount and period of recovery of these deferred tax assets.

(b)

US$777 million (2016: US$964 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There is a time limit, the shortest of which is one year, for the recovery of US$250 million of the unrecognised assets (2016: US$105 million).